Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2017		$ 101,296
2017-Remaining Period	$ 50,945
2018	90,275	89,736
2019	78,452	78,082
2020	67,579	67,288
2021	58,542	58,288
Thereafter	48,726	48,548
Total estimated amortization expense	$ 394,519	$ 443,238